Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Concentration Risk [Line Items]
Concentration of risk description	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets
Transportation equipment | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	10.90%	9.20%
Consumer - Real Estate Loans | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	11.90%	13.50%
Japan | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 7,855	¥ 7,487
Japan | Geographic Concentration Risk | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	69.00%	70.00%
United States | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,507	¥ 1,429